RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible debt to Westside Advisors LLC
Convertible debt, net	$ 125,000	$ 125,000	$ 125,000
Debt Discount [Member]
Convertible debt, net	(182)	(4,334)	(20,985)
Convertible debt, net of debt discount [Member]
Convertible debt, net	$ 124,818	$ 120,666	$ 104,015